Interest Expense and Finance Cost	12 Months Ended
Dec. 31, 2016
INTEREST EXPENSE AND FINANCE COST [Abstract]
INTEREST EXPENSE AND FINANCE COST
NOTE 17: INTEREST EXPENSE AND FINANCE COST
Interest expense and finance cost consisted of the following:

	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Interest expense	$107,787	$108,488	$109,550
Amortization and write-off of deferred financing costs	5,653	4,524	4,061
Other	199	139	49
Interest expense and finance cost	$113,639	$113,151	$113,660